STOCK COMPENSATION PLANS (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Aug. 31, 2012 RSUs	Dec. 31, 2012 RSUs item	Dec. 31, 2004 Plan approved in 2000	Dec. 31, 2012 Plan approved in 2000 item	Dec. 31, 2004 Plans approved in 1997	Dec. 31, 2012 Plans approved in 1997 item	May 22, 2012 2012 Incentive Compensation Plan
Stock Compensation Plans
Number of Stock Compensation Plans	3					1		2
Increase in number of shares authorized					428,587
Shares authorized prior to amendment					25,000
Reverse stock split, conversion ratio					0.05		0.05
Total authorized share balance					453,587		30,000		757,848
Number of RSUs granted (in shares)			148,500
Share price (in dollars per share)			$ 7.91
Cost to the employee				$ 0
Vesting period			4 years
Recognition period of compensation cost to be recognized				4 years
Compensation cost to be recognized, net of income tax			$ 775,000	$ 709,000
Number of units vested				0
Stock option transactions
Outstanding shares at beginning of year	392,152	394,072
Expired / forfeited during the year (in shares)		(1,920)
Surrendered/Exchanged for restricted stock (in shares)	(150,000)
Outstanding shares at end of year	242,152	392,152
Exercisable shares at end of year	126,361	148,861
Weighted average exercise price per share at end of period (in dollars per share)	$ 9.88	$ 10.27